Debt (Capital Leases) (Detail) - U.S. Bank National Association - Capital Lease Obligations - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2013
Leases, Capital [Abstract]
Lease term	84 months
Purchase option period	72 months
Implicit interest rate	3.80%
Minimum lease payments	$ 3,181
Predecessor
Leases, Capital [Abstract]
Proceeds from sale and leaseback of assets			$ 24,500
Lease term		84 months
Purchase option period		72 months
Implicit interest rate		3.80%
Minimum lease payments		$ 3,181